Expense Example {- Fidelity® Limited Term Government Fund} - 11.30 Fidelity Limited Term Government Fund - PRO-07 - Fidelity® Limited Term Government Fund - Fidelity Limited Term Government Fund-Default
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567